INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Components of reported provision (benefit) in lieu of income taxes

The components of our reported provision (benefit) in lieu of income taxes are as follows:

	Year Ended December 31,
	2012	2011	2010
Reported in operating expenses:
Current:
US federal	$23	$(55)	$(6)
State	21	21	21
Deferred:
US federal	200	248	183
State	—	—	—
Amortization of investment tax credits	(4)	(5)	(5)

Total	240	209	193

Reported in other income and deductions:
Current:
US federal	(14)	9	11
State	—	1	1
Deferred federal	8	10	10

Total	(6)	20	22

Total provision in lieu of income taxes	$234	$229	$215

Reconciliation of provision in lieu of income taxes

Reconciliation of provision in lieu of income taxes computed at the US federal statutory rate to provision in lieu of income taxes:

	Year Ended December 31,
	2012	2011	2010
Income before provision in lieu of income taxes	$583	$596	$567

Provision in lieu of income taxes at the US federal statutory rate of 35%	$204	$209	$198
Amortization of investment tax credits – net of deferred tax effect	(4)	(5)	(5)
Amortization (under regulatory accounting) of statutory tax rate changes	(3)	(3)	(3)
Amortization of Medicare subsidy regulatory asset	14	—	—
Texas margin tax, net of federal tax benefit	14	14	13
Medicare subsidy	—	—	(1)
Nondeductible losses (gains) on benefit plan investments	(2)	(1)	(1)
Other, including audit settlements	11	15	14

Reported provision in lieu of income taxes	$234	$229	$215

Effective rate	40.1%	38.4%	37.9%

Summary of changes to uncertain tax positions

The following table summarizes the changes to the uncertain tax positions, reported in other noncurrent liabilities in our consolidated balance sheet, during the years ended December 31, 2012, 2011 and 2010:

	2012	2011	2010
Balance at January 1, excluding interest and penalties	$126	$82	$71
Additions based on tax positions related to prior years	18	44	31
Reductions based on tax positions related to prior years	—	—	(20)

Balance at December 31, excluding interest and penalties	$144	$126	$82